Earnings per Shares - Summary of Capital Stock Prior To and Immediately After Stock Split (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Capital Stock [line items]
Outstanding shares	2,100,832,000	2,100,832,000	2,072,922,000	2,072,922,000
Percentage of the ownership	25.00%
Fomento Economico Mexicano S.A.B. de C.V. [member]
Disclosure of Capital Stock [line items]
Percentage of the capital stock	47.20%
Percentage of ordinary shares with full voting rights	63.00%
The Coca-Cola Company [member]
Disclosure of Capital Stock [line items]
Percentage of the capital stock	27.80%
Percentage of ordinary shares with full voting rights	37.00%
Major ordinary share transactions prior to stock split [member]
Disclosure of Capital Stock [line items]
Outstanding shares	2,100,832,262
Percentage of the capital stock	100.00%
Percentage of ordinary shares with full voting rights	100.00%
Major ordinary share transactions prior to stock split [member] | Series L share [member]
Disclosure of Capital Stock [line items]
Shareholders	Public float
Outstanding shares	525,208,065
Percentage of the ownership	25.00%
Percentage of voting equity interest acquired	0.00%
Major ordinary share transactions prior to stock split [member] | Fomento Economico Mexicano S.A.B. de C.V. [member] | Series A shares [member]
Disclosure of Capital Stock [line items]
Shareholders	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.
Outstanding shares	992,078,519
Percentage of the capital stock	47.223%
Percentage of ordinary shares with full voting rights	62.964%
Major ordinary share transactions prior to stock split [member] | The Coca-Cola Company [member] | Series D share [member]
Disclosure of Capital Stock [line items]
Shareholders	Wholly-owned subsidiaries of The Coca-Cola Company
Outstanding shares	583,545,678
Percentage of the capital stock	27.777%
Percentage of ordinary shares with full voting rights	37.036%
Major ordinary share transactions after stock split [member]
Disclosure of Capital Stock [line items]
Outstanding shares	16,806,658,096
Percentage of the capital stock	100.00%
Percentage of ordinary shares with full voting rights	100.00%
Major ordinary share transactions after stock split [member] | Series L share [member]
Disclosure of Capital Stock [line items]
Shareholders	Public float
Outstanding shares	2,626,040,325
Percentage of the ownership	15.625%
Percentage of voting equity interest acquired	0.00%
Major ordinary share transactions after stock split [member] | Series B Shares [member]
Disclosure of Capital Stock [line items]
Shareholders	Public float
Outstanding shares	1,575,624,195
Percentage of the ownership	9.375%
Percentage of voting equity interest acquired	11.111%
Major ordinary share transactions after stock split [member] | Fomento Economico Mexicano S.A.B. de C.V. [member] | Series A shares [member]
Disclosure of Capital Stock [line items]
Shareholders	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.
Outstanding shares	7,936,628,152
Percentage of the capital stock	47.223%
Percentage of ordinary shares with full voting rights	55.968%
Major ordinary share transactions after stock split [member] | The Coca-Cola Company [member] | Series D share [member]
Disclosure of Capital Stock [line items]
Shareholders	Wholly-owned subsidiaries of The Coca-Cola Company
Outstanding shares	4,668,365,424
Percentage of the capital stock	27.777%
Percentage of ordinary shares with full voting rights	32.921%